Disposals (Tables)	6 Months Ended
Sep. 30, 2024
Disposals
Summary of net assets disposed and the resulting loss on disposal

	Six months ended 30 September
	2024		2023
	€m		€m
Profit/(loss) for the financial period - Discontinued operations
Vodafone Spain[1]	76		(187)
Vodafone Italy	(60)		(52)
Total	16		(239)
Earnings/(loss) per share - Discontinued operations
- Basic	0.06	c	(0.88)	c
- Diluted	0.06	c	(0.88)	c

Note:

1.	The results for Vodafone Spain are for the two months to 31 May 2024 when the sale concluded.

Schedule of aggregate cash consideration disposals of joint ventures and associates

	Six months ended 30 September
	2024	2023
	€m	€m
Cash consideration received
Vantage Towers	1,336	500
Indus Towers Limited	1,684	—
	3,020	500

Vodafone Spain
Disposals
Summary of net assets disposed and the resulting loss on disposal

€m
Other intangible assets	(996)
Property, plant and equipment	(5,058)
Other investments	(3)
Inventory	(40)
Trade and other receivables	(1,033)
Cash and cash equivalents	(91)
Current and deferred taxation	2
Borrowings	1,205
Trade and other payables	1,143
Provisions	181
Net assets disposed	(4,690)
Cash proceeds[1]	3,669
Non-cash consideration (Zegona shares)[2]	807
Other effects	89
Net loss on disposal[3]	(125)

Note:

1.	Excludes €400 million of consideration related to future services to be provided by the Group to Zegona.
2.

The non-cash consideration comprises an investment in Zegona shares with a fair value of €807 million at the transaction date. See note 11 ‘Fair value of financial instruments’ for further information.

3.	Included in Profit/(loss) for the financial period – Discontinued operations in the Consolidated income statement.